Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Acquisition

Note 3- Business and Asset Acquisitions:

PhotoMedex Acquisition

On October 4, 2016, the Company and our wholly-owned subsidiary, ICTV Holdings, entered into an asset purchase agreement (the “PhotoMedex Purchase Agreement”) with PhotoMedex, Inc., a Nevada corporation, and its subsidiaries, Radiancy, Inc., a Delaware corporation, PhotoTherapeutics Ltd, a private limited company limited by shares incorporated under the laws of England and Wales, and Radiancy Israel Limited, a private corporation incorporated under the laws of the State of Israel, (collectively, the “Sellers”), pursuant to which ICTV Holdings agreed to acquire substantially all of the assets of the Sellers, including, but not limited to, all of the equity interests of the Seller’s subsidiaries, Radiancy (HK) Limited, a private limited company incorporated under the laws of Hong Kong, and LK Technology Importaçăo E Exportaçăo LTDA, a private Sociedade limitada formed under the laws of Brazil (collectively, the “PhotoMedex Target Business”), for a total purchase price of $9,500,000. Such acquisition is referred to herein as the “PhotoMedex acquisition.” The PhotoMedex acquisition was completed on January 23, 2017.

The PhotoMedex acquisition included the acquisition of proprietary products and services that address skin diseases and conditions or pain reduction using home-use devices for various indications including hair removal, acne treatment, skin rejuvenation, and lower back pain; which products are sold and distributed to traditional retail, online and infomercial outlets for home-use products and include, without limitation, the following: (a) no!no! ® Hair, (b) no!no! ® Skin, (c) no!no! ® Face Trainer, (d) no!no! ® Glow, (e) Made Ya Look, (f) no!no ®! Smooth Skin Care, (g) Kyrobak, and (h) ClearTouch ®.

The purchase price paid by ICTV Holdings in the PhotoMedex acquisition was paid as follows: (i) $3,000,000 of the purchase price which was raised in a private placement (described below in more detail) was deposited on October 5, 2016 into an escrow account established by counsel to the Company and ICTV Holdings, as escrow agent (the “Escrow Agent”), under an escrow agreement entered into on October 4, 2016 among the Company, ICTV Holdings, the Sellers, the Escrow Agent, and certain investors in the Company’s private placement (the “Escrow Agreement”), which escrow funds were paid to the Sellers on January 23, 2017, in accordance with the Escrow Agreement and subject to the conditions thereof; (ii) $2,000,000 of the purchase price is to be paid by on or before the 90th day following January 23, 2017; and (iii) the remainder of the purchase price of $4,500,000 is payable in the form of a continuing royalty as described in more detail below. On October 4, 2016, as required by the PhotoMedex Purchase Agreement, we delivered to PhotoMedex a letter of credit from LeoGroup Private Debt Facility, L.P. (“LeoGroup”), a private equity fund that secures our obligation to make the $2 million payment referred to in clause (ii) above. The letter of credit is valid until the earlier of; (1) full payment on demand and presentation on or before January 23, 2017, or (2) 180 days from the date of letter of credit. The Company paid $250,000 of the purchase price payable per clause (ii) above in March 2017 and the balance of $1,750,000 which was to be paid on April 22, 2017 and is included in other payable on the accompanying condensed consolidated balance sheet.

Under the PhotoMedex purchase agreement, we are required to pay to PhotoMedex and its subsidiaries a continuing monthly royalty on net cash (invoiced amount less sales refunds, returns, rebates, allowances and similar items) actually received by us or our affiliates from sales of the consumer products that we acquired from PhotoMedex. Such royalty payments commence with net cash actually received from and after January 23, 2017, and continue until the total royalty paid to PhotoMedex and its subsidiaries totals $4,500,000, calculated as follows: (i) 35% of net cash from the sale of all acquired consumer products sold through live television promotions made through Home Shopping Network (HSN) in the United States, QVC in the European Union, and The Shopping Channel (TSC) in Canada, less (a) deductions for sales commissions actually paid and on-air costs incurred for those amounts collected related to the sale of the acquired consumer products made through HSN in the United States, QVC in the European Union, and The Shopping Channel (TSC) in Canada, and (b) the cost of goods sold to generate such net cash; and (ii) 6% of net cash from the sale of all acquired consumer products other than the foregoing sales. The fair value of the contingent consideration was determined using the present value of expected payments as of the date of acquisition is $4,198,043 using the assumption of 9.7% discount rate over 18 months. Payments made during the three months ended March 31, 2017 totaled $249,507. Included in the balance sheet at March 31, 2017 is the fair value of the contingent consideration of approximately $3,928,000 of which approximately $2,784,000 is current at March 31, 2017.

In connection with the PhotoMedex Purchase Agreement, on October 4, 2016, ICTV Holdings entered into a transition services agreement with the Sellers (the “Transition Services Agreement”), pursuant to which Sellers have agreed to make available to ICTV Holdings certain services on a transitional basis and allow ICTV Holdings to occupy and use a portion of the Sellers’ premises and warehouses, in exchange for which ICTV Holdings shall (i) pay to the Sellers the documented costs and expenses incurred by them in connection with the provision of those services; (ii) pay to the Sellers the documented lease costs including monthly rental and any utility charges incurred under the applicable leases; (iii) reimburse the Sellers for the documented costs and expenses incurred by them for the continued storage of inventory and raw materials at warehouse locations, and for services for fulfilling and shipping orders for such inventory; and (iv) reimburse the Sellers for the payroll, employment-related taxes, benefit costs and out of pocket expenses paid to or on behalf of employees.

The Company accounted for the PhotoMedex acquisition as a business combination. Under this method of accounting, the total estimated purchase consideration was allocated to the acquired tangible and intangible assets, based on their estimated fair values as of the acquisition date. There was no excess price above fair value for this transaction.

The following table summarizes the consideration paid in connection with the PhotoMedex Business Acquisition on January 23, 2017:

Cash	$5,000,000
Fair value of contingent consideration due to PhotoMedex	4,198,043
Total consideration transferred	$9,198,043

The provisional allocation of the purchase price based on the fair value of the PhotoMedex assets acquired as of January 23, 2017 is as follows:

Inventory	$6,300,000
Property and equipment	857,415
Patented/Unpatented Technology	940,628
Trademarks/Tradenames	1,100,000
Total assets acquired	$9,198,043

The following unaudited condensed pro forma financial information for the three months ended March 31, 2017 and 2016 represent the combined results of the Company’s operations as if the PhotoMedex acquisition had occurred on January 1, 2016. Excluded from the pro forma net loss and net loss per share amounts for the three months ended March 31, 2017 are one-time acquisition costs of $49,312 attributable to the PhotoMedex acquisition. The amount of sales since January 23, 2017 was approximately $3,485,000 related to the PhotoMedex Acquistion and is included in the condensed consolidated statements of operations and comprehensive loss. These pro forma results are not necessarily indicative of what historical performance would have been had this business combination been effective as of the hypothetical acquisition date, nor should they be interpreted as expectations of future results.

	For the three months ended March 31,
	2017	2016
Net sales	$11,165,342	$13,645,644
Net loss	(124,834)	(3,916,679)
Net loss per share – basic	$(0.00)	$(0.08)
Net loss per share – diluted	$(0.00)	$(0.08)
Weighted average number of common shares Basic and diluted	$44,067,195	$48,736,317

The results of operations for the PhotoMedex acquisition has been included in the consolidated financial statements from January 23, 2017, the effective date of the acquisition.

Ermis Labs Asset Purchase

On October 4, 2016, the Company and our newly formed wholly-owned subsidiary, Ermis Labs, Inc., a Nevada corporation (the “Purchaser”), entered into an asset purchase agreement (the “Ermis Labs Purchase Agreement”) with LeoGroup Private Debt Facility L.P. a Delaware limited partnership (the “Shareholder”) and Ermis Labs, Inc., a New Jersey corporation (“Ermis Labs”), pursuant to which the Purchaser has agreed to acquire substantially all of the assets of Ermis Labs (collectively, the “Ermis Labs Assets”). Such asset acquisition is referred to herein as the “Ermis Labs Asset Purchase.”

On January 23, 2017, we completed the Ermis Labs Asset Purchase and the aggregate purchase price will be paid as follows: (i) the issuance of 2,500,000 shares of our common stock to the stockholders of Ermis Labs, which had a fair value on the date of acquisition of $850,000 and (ii) $1,750,000 payable in the form of a continuing royalty as described in more detail below. The issuance of the common stock was made in reliance upon an exemption from the registration requirements of the Securities Act provided under Section 4(a)(2) of the Securities Act.

Under the Ermis purchase agreement, we are required to pay to Ermis Labs continuing monthly royalty of 5% of net cash (invoiced amount less sales refunds, returns, rebates, allowances and similar items) actually received by us or our affiliates from sales of the over-the-counter medicated skin care products acquired in the Ermis Labs Asset Acquisition, commencing with net cash actually received by the Purchaser or its affiliates from and after January 23, 2017 and continuing until the total royalty paid to Ermis Labs totals $1,750,000; provided, however, that we are required to pay a minimum annual royalty amount of $175,000 on or before December 31 of each year commencing with calendar year ending December 31, 2017. The present value of the deferred consideration of $1,750,000 was $1,131,822, based on the assumption of a discount rate of 10.7% over ten years.

The changes in the the Company’s deferred consideration payable due to Ermis Labs, Inc for the three months ended March 31, 2017 was as follows:

Balance at January 23, 2017-initial measurement	$1,131,822
Accretion of interest	46,879
Balance at March 31, 2017	$1,178,701

Current portion	$164,029
Non-current portion	1,014,672
$1,178,701

The Company accounted for the Ermis Labs purchases as an asset purchase. Under this method of accounting, the total estimated purchase consideration was allocated to the acquired tangible and intangible assets based on their relative fair values.

The following table summarizes the consideration paid in connection with the Ermis Labs Asset Acquisition on January 23, 2017:

ICTV Brands shares	$850,000
Deferred consideration due to Ermis Labs	1,131,822
Total consideration transferred	$1,981,822

The allocation of the purchase price based on the relative, fair value of the Ermis Labs assets acquired as of January 23, 2017 is as follows:

Inventory	$469,379
Formulations	1,355,983
Trademark/Tradenames	156,460
Total assets acquired	$1,981,822

Photomedex, Inc. [Member]
Acquisition		Note 3 Acquisitions: None